Property, plant, equipment and development costs - Net cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Mining concessions, development costs, property, plant and equipment, net
Opening balance	$ 1,889,785	$ 1,600,295
Final balances	2,314,432	1,889,785
Sociedad Minera Cerro Verde S.A.A.
Mining concessions, development costs, property, plant and equipment, net
Opening balance	5,580,816	5,528,663
Final balances	5,755,547	5,580,816
Gross carrying amount [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	4,604,469	4,165,696
Additions	496,152	378,238
Sales and disposals	(65,160)	(9,030)
Sales	(9,865)	(11,367)
Transfer/Other changes	0	0
Final balances	5,094,206	4,604,469
Gross carrying amount [Member] | Sociedad Minera Cerro Verde S.A.A.
Mining concessions, development costs, property, plant and equipment, net
Opening balance	10,980,559	10,428,554
Additions	839,221	672,770
Adjustments and reclassifications	(8,409)	(36,885)
Sales and disposals	(53,306)	(83,880)
Transfer/Other changes	0	0
Final balances	11,758,065	10,980,559
Accumulated depreciation, amortisation and impairment [member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	2,703,955	2,558,856
Additions	135,172	157,416
Sales and disposals	(63,318)	(979)
Sales	9,022	11,338
Transfer/Other changes	0	0
Final balances	2,769,045	2,703,955
Accumulated depreciation, amortisation and impairment [member] | Sociedad Minera Cerro Verde S.A.A.
Mining concessions, development costs, property, plant and equipment, net
Opening balance	5,399,743	4,899,891
Additions	651,696	583,004
Adjustments and reclassifications	0	0
Sales and disposals	(48,921)	(83,152)
Transfer/Other changes	0	0
Final balances	6,002,518	5,399,743
Buildings and constructions [Member] | Gross carrying amount [Member] | Sociedad Minera Cerro Verde S.A.A.
Mining concessions, development costs, property, plant and equipment, net
Opening balance	2,681,209	2,673,262
Additions	0	0
Adjustments and reclassifications	538	716
Sales and disposals	(7,501)	(3,901)
Transfer/Other changes	15,932	11,132
Final balances	2,690,178	2,681,209
Buildings and constructions [Member] | Accumulated depreciation, amortisation and impairment [member] | Sociedad Minera Cerro Verde S.A.A.
Mining concessions, development costs, property, plant and equipment, net
Opening balance	729,902	658,105
Additions	73,940	75,268
Adjustments and reclassifications	183	418
Sales and disposals	(4,365)	(3,889)
Transfer/Other changes	0	0
Final balances	799,660	729,902
Transportation units | Gross carrying amount [Member] | Sociedad Minera Cerro Verde S.A.A.
Mining concessions, development costs, property, plant and equipment, net
Opening balance	45,775	40,632
Additions	0	0
Adjustments and reclassifications	0	0
Sales and disposals	(3,719)	(306)
Transfer/Other changes	1,583	5,449
Final balances	43,639	45,775
Transportation units | Accumulated depreciation, amortisation and impairment [member] | Sociedad Minera Cerro Verde S.A.A.
Mining concessions, development costs, property, plant and equipment, net
Opening balance	26,079	23,181
Additions	3,396	3,159
Adjustments and reclassifications	0	0
Sales and disposals	(3,166)	(261)
Transfer/Other changes	0	0
Final balances	26,309	26,079
Machinery and equipment | Gross carrying amount [Member] | Sociedad Minera Cerro Verde S.A.A.
Mining concessions, development costs, property, plant and equipment, net
Opening balance	5,490,062	5,342,285
Additions	0	0
Adjustments and reclassifications	(780)	(716)
Sales and disposals	(16,981)	(77,827)
Transfer/Other changes	250,865	226,320
Final balances	5,723,166	5,490,062
Machinery and equipment | Accumulated depreciation, amortisation and impairment [member] | Sociedad Minera Cerro Verde S.A.A.
Mining concessions, development costs, property, plant and equipment, net
Opening balance	3,247,485	3,031,301
Additions	298,541	293,826
Adjustments and reclassifications	(183)	(418)
Sales and disposals	(16,312)	(77,224)
Transfer/Other changes	261	0
Final balances	3,529,792	3,247,485
Land | Gross carrying amount [Member] | Sociedad Minera Cerro Verde S.A.A.
Mining concessions, development costs, property, plant and equipment, net
Opening balance	33,562	33,562
Additions	0	0
Adjustments and reclassifications	0	0
Sales and disposals	0	0
Transfer/Other changes	1,782	0
Final balances	35,344	33,562
Fixtures and fittings | Gross carrying amount [Member] | Sociedad Minera Cerro Verde S.A.A.
Mining concessions, development costs, property, plant and equipment, net
Opening balance	572	572
Additions	0	0
Adjustments and reclassifications	0	0
Sales and disposals	0	0
Transfer/Other changes	0	0
Final balances	572	572
Fixtures and fittings | Accumulated depreciation, amortisation and impairment [member] | Sociedad Minera Cerro Verde S.A.A.
Mining concessions, development costs, property, plant and equipment, net
Opening balance	572	572
Additions	0	0
Adjustments and reclassifications	0	0
Sales and disposals	0	0
Transfer/Other changes	0	0
Final balances	572	572
Other equipment | Gross carrying amount [Member] | Sociedad Minera Cerro Verde S.A.A.
Mining concessions, development costs, property, plant and equipment, net
Opening balance	36,241	36,404
Additions	0	0
Adjustments and reclassifications	0	0
Sales and disposals	(14,624)	(436)
Transfer/Other changes	35	273
Final balances	21,652	36,241
Other equipment | Accumulated depreciation, amortisation and impairment [member] | Sociedad Minera Cerro Verde S.A.A.
Mining concessions, development costs, property, plant and equipment, net
Opening balance	32,938	30,286
Additions	2,195	3,088
Adjustments and reclassifications	0	0
Sales and disposals	(14,624)	(436)
Transfer/Other changes	0	0
Final balances	20,509	32,938
Work in Progress [Member] | Gross carrying amount [Member] | Sociedad Minera Cerro Verde S.A.A.
Mining concessions, development costs, property, plant and equipment, net
Opening balance	300,578	185,068
Additions	373,171	358,684
Adjustments and reclassifications	0	0
Sales and disposals	0	0
Transfer/Other changes	(266,944)	(243,174)
Final balances	406,805	300,578
Right-of-use assets [member] | Gross carrying amount [Member] | Sociedad Minera Cerro Verde S.A.A.
Mining concessions, development costs, property, plant and equipment, net
Opening balance	99,847	99,779
Additions	84,435	1,478
Adjustments and reclassifications	0	0
Sales and disposals	(10,481)	(1,410)
Transfer/Other changes	(3,253)	0
Final balances	170,548	99,847
Right-of-use assets [member] | Accumulated depreciation, amortisation and impairment [member] | Sociedad Minera Cerro Verde S.A.A.
Mining concessions, development costs, property, plant and equipment, net
Opening balance	59,541	49,731
Additions	14,202	11,152
Adjustments and reclassifications	0	0
Sales and disposals	(10,454)	(1,342)
Transfer/Other changes	(261)	0
Final balances	63,028	59,541
Stripping activity asset [Member] | Gross carrying amount [Member] | Sociedad Minera Cerro Verde S.A.A.
Mining concessions, development costs, property, plant and equipment, net
Opening balance	2,120,689	1,808,081
Additions	381,615	312,608
Adjustments and reclassifications	0	0
Sales and disposals	0	0
Transfer/Other changes	0	0
Final balances	2,502,304	2,120,689
Stripping activity asset [Member] | Accumulated depreciation, amortisation and impairment [member] | Sociedad Minera Cerro Verde S.A.A.
Mining concessions, development costs, property, plant and equipment, net
Opening balance	1,250,637	1,059,567
Additions	255,247	191,070
Adjustments and reclassifications	0	0
Sales and disposals	0	0
Transfer/Other changes	0	0
Final balances	1,505,884	1,250,637
Asset retirement costs [Member] | Gross carrying amount [Member] | Sociedad Minera Cerro Verde S.A.A.
Mining concessions, development costs, property, plant and equipment, net
Opening balance	172,024	208,909
Additions	0	0
Adjustments and reclassifications	(8,167)	(36,885)
Sales and disposals	0	0
Transfer/Other changes	0	0
Final balances	163,857	172,024
Asset retirement costs [Member] | Accumulated depreciation, amortisation and impairment [member] | Sociedad Minera Cerro Verde S.A.A.
Mining concessions, development costs, property, plant and equipment, net
Opening balance	52,589	47,148
Additions	4,175	5,441
Adjustments and reclassifications	0	0
Sales and disposals	0	0
Transfer/Other changes	0	0
Final balances	$ 56,764	$ 52,589